Unaudited condensed consolidated statement of changes in shareholders' equity (parenthetical) - $ / shares	1 Months Ended		6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025
Unaudited condensed consolidated statement of changes in shareholders' equity
Dividends per share	$ 0.32	$ 0.35	$ 0.67